SHAREHOLDERS' EQUITY - Share Capital (Details) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) shares	Jul. 01, 2017 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jul. 01, 2017 USD ($) shares
Changes in equity [abstract]
Balance, beginning of period			$ 1,019
Balance, end of period	$ 1,206	$ 784	$ 1,206	$ 784
Share capital
Reconciliation of number of shares outstanding [abstract]
Common shares outstanding, beginning of year (in shares) | shares			86.4	85.8
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan (in shares) | shares			0.3	0.3
Common shares outstanding, end of year (in shares) | shares	86.7	86.1	86.7	86.1
Changes in equity [abstract]
Balance, beginning of period	$ 1,353	$ 1,345	$ 1,350	$ 1,341
Issue of common shares upon exercise of options and Dividend Reinvestment Plan	3	0	6	4
Balance, end of period	$ 1,356	$ 1,345	$ 1,356	$ 1,345